SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash equivalents maturities, months	3 months
Impairment charge	$ 0	$ 0	$ 0
Severance pay expense	13,453,000	9,862,000	9,970,000
Employee contribution amount, max per year	18,500	18,000	18,000
Employees over 50 years of age maximum annual contribution per year	$ 24,500	24,000	24,000
Employee contribution percentage, minimum	6.00%
Employee contribution percentage, maximum	8.00%
Employer percent of match	50.00%
Expense for matching contributions	$ 7,732,000	7,044,000	3,930,000
Advertising expenses	13,527,000	13,543,000	$ 9,693,000
Retained earnings	1,071,811,000	850,772,000
Assets	3,207,366,000	$ 2,845,086,000
Cumulative effect of deferred revenues	38,670,000
Costs related to obtaining customer contracts	38,956,000
Decrease in tax related accounts	15,925,000
Revenue remaining performance obligation	705,000
Lease liabilities for operating leases	$ 120,000,000
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share	108,617	62,319	99,636
Minimum [Member]
Employer percent of match	6.00%
Maximum [Member]
Employer percent of match	8.00%
Exchangeable Note Hedge [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded in computation of diluted earnings per share	3,457,475